Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2019	2018
Total debt	$35,418	$—
Less: cash and cash equivalents	(78,274)	(67,760)
Net debt	Not applicable	Not applicable
Shareholders’ equity	353,612	386,376
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2019	2018
Long-term debt	$35,418	$—
Shareholders’ equity	353,612	386,376
Long-term debt-to-equity ratio	0.10	Not applicable